UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010
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Check here if Amendment (  ); Amendment Number: ______________

This Amendment (Check only one.):         (  ) is a restatement.
                                          (  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc.
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Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
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             West Conshohocken, PA 19428
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Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian A. Szautner
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Title:   Chief Compliance Officer, TIFF Advisory Services, Inc.
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Phone:   610-684-8017
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Signature, Place, and Date of Signing:

/s/ Christian A. Szautner      West Conshohocken, PA          November 8, 2010
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(Signature)                    (City, State)                  (Date)

Report Type  (Check only one.):

(   ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-05508                   Aronson+Johnson+Ortiz LP

28-04441                   Westport Asset Management, Inc.

28-04097                   Shapiro Capital Management LLC

28-11450                   Mondrian Investment Partners Limited

28-03743                   Marathon Asset Management, LLP

28-04557                   Wellington Management Company, LLP

28-13826                   Brookfield Investment Management Inc.

28-01399                   Southeastern Asset Management, Inc.


                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      10

Form 13F Information Table Value Total (in thousands):     $64,503
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List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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     ITEM 1:             ITEM 2:          ITEM 3:     ITEM 4:      ITEM 5:            ITEM 6:         ITEM 7:         ITEM 8:
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                                                                               INVESTMENT DISCRETION  MANAGERS      VOTING AUTH.
                                                       MARKET                  ---------------------  --------      ------------
                                                       VALUE                   (A)      (B)     (C)              (A)    (B)    (C)
                                                        (IN       SHARES OR    SOLE   SHARED   SHARED            SOLE  SHARED  NONE
NAME OF ISSUER        TITLE OF CLASS      CUSIP      THOUSANDS)  PRINCIPAL AMT.----   DEFINED  OTHER             ----  ------  ----
--------------        --------------      -----      ----------  --------------       -------  -----
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iSHARES TRUST          MSCI Emerging      464287234    12,312      275,000 SH    X                              275,000
                       Markets Index
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VANGUARD               FTSE All -World    922042775     4,540      100,000 SH    X                              100,000
INTERNATIONAL          ex-US ETF
EQUITY INDEX FUNDS
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VANGUARD               Emerging Markets   922042858    39,498      870,000 SH    X                              870,000
INTERNATIONAL EQUITY   ETF
INDEX FUNDS
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BARCLAYS BANK PLC      iPath Dow Jones -  06738C778       617       14,600 SH             X                                   14,600
                       UBS Commodity
                       Index ETN
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iSHARES TRUST          Dow Jones US Real  464287739       719       13,600 SH             X                                   13,600
                       Estate Index
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iSHARES TRUST          MSCI Emerging      464287234     2,646       59,100 SH             X                                   59,100
                       Markets Index
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iSHARES TRUST          MSCI EAFE Index    464287465       697       12,700 SH             X                                   12,700
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iSHARES TRUST          S&P Global Energy  464287341     1,137       33,575 SH             X                                   33,575
                       Sector Index
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iSHARES TRUST          S&P Global         464288695       917       14,500 SH             X                                   14,500
                       Materials Sector
                       Index
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SPDR GOLD TRUST        Gold Shares        7846V107      1,420       11,100 SH             X                                   11,100
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